Cash	12 Months Ended
Dec. 31, 2020
Cash
Cash

Note 23 Cash

	December 31,
	2020	2019
Available balances	996,304	753,540
Total	996,304	753,540

Cash refer to cash at banks and are primarily in Swedish Kronor.

Adjustments for non-cash items in the consolidated statements of cash flows:

	Year Ended December 31,
	2020	2019
Depreciation	2,823	1,822
Change in Provisions	6,634	175
Share-based payments	6,012	249
Other items	(4)	62
Total	15,465	2,308

Reconciliation of liabilities from financing activities

	Non-Cash-Items
			Additional	Business	Exchange
	January 1, 2020	Cash -Flow	Agreement	Combinations	Differences	December 31, 2020
Lease liabilities	6,070	(3,972)	98	2,677	(87)	4,786
	6,070	(3,972)	98	2,677	(87)	4,786

	Non-Cash-Items
			Additional	Termination	Exchange
	January 1, 2019	Cash -Flow	Agreement	of Agreement	Differences	December 31, 2019
Lease liabilities	1,819	(1,652)	7,527	(1,624)	—	6,070
	1,819	(1,652)	7,527	(1,624)	—	6,070

Parent Company
Cash
Cash

Note 18 Cash

	December 31,
	2020	2019
Available balances	978,208	752,448
Total	978,208	752,448

Adjustments for non-cash items

	Year Ended December 31,
	2020	2019
Depreciation	24	44
Chage in Provisions	4,797	175
Share-based payments	6,011	249
Other	0	78
Total	10,832	546

Reconciliation of liabilities from financing activities

No liabilities from financing activities for the year ended December 31, 2020 and 2019, respectively.